Leases	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

10. LEASES

The Company has operating lease arrangements for office premises for HK and California. These leases typically have terms of two to five years.

Leases with an initial term of 12 months or less are not presented as right-of-use assets on the consolidated balance sheet and are expensed over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date.

The balances for the right-of-use assets where the Company is the lessee are presented as follow:

	As of June 30,
	2022	2023
Right-of-use assets	$295,804	$4,061,617

Lease liabilities - current	$347,541	$944,525
Lease liabilities – non-current	-	3,356,232
Total	$347,541	$4,300,757

As of June 30, 2023, the maturities of our lease liabilities (excluding short-term leases) are as follows:

As of June 30, 2023
Year Ended June 30,
2024	1,260,719
2025	1,338,878
2026	1,383,636
2027	968,111
2028	80,676
Total future lease payments	5,032,020
Less: imputed interest	(731,263)
Total lease liabilities	4,300,757

The Company incurred lease costs, which includes the amortization of the right-of-use assets and the payment of short-term leases, of $667,712 and $1,237,868 on the Company’s consolidated statements of operations and comprehensive loss for the years ended June 30, 2022 and 2023, respectively.

The Company made payments of $304,291 and $1,141,142 under the lease agreements during the years ended June 30, 2022 and 2023, respectively.

The weighted-average remaining lease term related to the Company’s lease liabilities as of June 30, 2022 and 2023 was 1 and 3.8 years, respectively.

The discount rate related to the Company’s lease liabilities as of both June 30, 2022 and June 30, 2023 was 5.8% and 8.1%. The discount rates are generally based on estimates of the Company’s incremental borrowing rate, as the discount rates implicit in the Company’s leases cannot be readily determined.

As of June 30, 2023, the Company had $0.2 million of future payments under additional leases, primarily for office, which had not yet commenced. This lease, which has a two-year term, will commence in July 2023.